PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2023
PROVISIONS
Schedule of provisions

	Reclamation and
	remediation
	obligations (i)	Other	Total
Balance at January 1, 2023	$779.0	$27.7	$806.7
Additions	102.3	40.5	142.8
Reductions	—	(6.4)	(6.4)
Reclamation spending	(22.2)	—	(22.2)
Accretion	37.0	—	37.0
Reclamation recovery	(19.2)	—	(19.2)
Balance at December 31, 2023	$876.9	$61.8	$938.7

Current portion	43.4	5.4	48.8
Non-current portion	833.5	56.4	889.9
	$876.9	$61.8	$938.7